CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Schedule of Cash Cash Equivalents and Investments
	December 31,
	2025	2024
Cash and cash equivalents:
Cash	$109.8	$54.5
Money market funds	1,464.5	158.1
Short term deposits	225.7	293.6

Total Cash and cash equivalents	1,800.0	506.2

Short-term bank deposits:	525.7	134.0
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	474.3	518.4
Debt securities issued by other governments	39.3	55.4
Corporate debt securities	1,502.4	1,569.8

Total Marketable securities	2,016.0	2,143.6
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$4,341.7	$2,783.8

Schedule of Contractual Obligation Fiscal Year Maturity
	December 31, 2025
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$689.6	$1.2	$(1.6)	$689.2
After one year through five years	1,312.3	15.0	(0.5)	1,326.8

Total	$2,001.9	$16.2	$(2.1)	$2,016.0
	December 31, 2024
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$736.3	$0.3	$(4.9)	$731.7
After one year through five years	1,424.5	2.8	(15.4)	1,411.9

Total	$2,160.8	$3.1	$(20.3)	$2,143.6